General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Moolec Science Limited [Member]
General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights [Line Items]
Principal activities, subsidiaries	Investment in subsidiaries
Country of incorporation and principal place of business, subsidiaries	United Kingdom
% Equity interest as of September 30, 2023, subsidiaries	100.00%
LightJump Acquisition Corporation [Member]
General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights [Line Items]
Principal activities, subsidiaries	Investment in subsidiaries
Country of incorporation and principal place of business, subsidiaries	USA
% Equity interest as of September 30, 2023, subsidiaries	100.00%
ValoraSoy S.A. [Member]
General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights [Line Items]
Principal activities, subsidiaries	Investment in subsidiaries
Country of incorporation and principal place of business, subsidiaries	Argentina
% Equity interest as of September 30, 2023, subsidiaries	100.00%
AG Biomolecules LLC [Member]
General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights [Line Items]
Principal activities, subsidiaries	Investment in subsidiaries
Country of incorporation and principal place of business, subsidiaries	USA
% Equity interest as of September 30, 2023, subsidiaries	100.00%
Microo Foods Ingredients S.L. [Member]
General Information (Details) - Schedule of Consolidated Financial Statements, and Holds a Majority of the Voting Rights [Line Items]
Principal activities, joint arrangements	Investment in joint arrangements
Country of incorporation and principal place of business, joint arrangements	Spain
% Equity interest as of September 30, 2023, joint arrangements	50.00%	50.00%